GOLDMAN SACHS TRUST

Goldman Sachs Municipal Fixed Income Funds

Class A, Class B, Class C, and Class IR Shares of the
Goldman Sachs High Yield Municipal Fund

Class A, Class B, Class C, Institutional, Service, and Class IR Shares of the
Goldman Sachs Municipal Income Fund

Supplement dated June 20, 2011 to the
Prospectus and Summary Prospectuses dated July 29, 2010 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman, Sachs & Co. (the “Transfer Agent”) has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Goldman Sachs High Yield Municipal Fund such that the “other expenses” amounts for those share classes do not exceed 0.08%.

Also effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.40% of the average daily net assets of the Goldman Sachs Municipal Income Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in both the “Goldman Sachs High Yield Municipal Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Goldman Sachs High Yield Municipal Fund Summary Prospectus:

	Class A	Class B	Class C	Institutional	Service	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.5%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.0%	1.0%	None	None	None
Redemption Fee (as a percentage of amount redeemed, imposed on the redemption of shares held for 60 calendar days or less)	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.53%		0.53%		0.53%		0.53%		0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses[2]	0.15%		0.15%		0.15%		0.06%		0.56%	0.15%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.15%		0.15%		0.15%		0.06%		0.06%	0.15%

Total Annual Fund Operating Expenses	0.93%		1.68%		1.68%		0.59%		1.09%	0.68%
Fee Waiver and Expense Limitation[3]	(0.06)%		(0.06)%		(0.06)%		(0.02)%		(0.02)%	(0.06)%

Total Annual Fund Operating Expenses After Fee Waiver	0.87%		1.62%		1.62%		0.57%		1.07%	0.62%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The “Other Expenses” for Class IR Shares are based on estimated amounts for the current fiscal year.

[3]	The Investment Adviser has agreed to reduce or limit “All Other Expenses” (excluding management fees, distribution and service fees, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund’s average daily net assets, through at least July 29, 2011, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the Transfer Agent has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Goldman Sachs High Yield Municipal Fund such that the “other expenses” amounts for those share classes do not exceed 0.08%. This arrangement will remain in effect through at least July 29, 2012, and prior to such date, the Transfer Agent may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in both the “Goldman Sachs Municipal Income Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus and the “Fees and Expenses of the Fund” section of the Goldman Sachs Municipal Income Fund Summary Prospectus:

	Class A	Class B	Class C	Institutional	Service	Class IR
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)[1]	None	5.0%	1.0%	None	None	None
Redemption Fee (as a percentage of amount redeemed, imposed through September 30, 2010 on the redemption of shares held for 30 calendar days or less)	2.0%	2.0%	2.0%	2.0%	2.0%	2.0%

	Class A		Class B		Class C		Institutional		Service	Class IR
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%		0.55%		0.55%		0.55%		0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		None		None	None
Other Expenses[2]	0.18%		0.18%		0.18%		0.09%		0.59%	0.18%
Service Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
Shareholder Administration Fees	Non	e	Non	e	Non	e	Non	e	0.25%	Non	e
All Other Expenses	0.18%		0.18%		0.18%		0.09%		0.09%	0.18%

Total Annual Fund Operating Expenses	0.98%		1.73%		1.73%		0.64%		1.14%	0.73%
Fee Waiver and Expense Limitation[3]	(0.20)%		(0.20)%		(0.20)%		(0.20)%		(0.20)%	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver	0.78%		1.53%		1.53%		0.44%		0.94%	0.53%

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The “Other Expenses” for Class IR Shares are based on estimated amounts for the current fiscal year.

[3]	The Investment Adviser has agreed to (i) reduce or limit “All Other Expenses” (excluding management fees, distribution and service fees, service fees, shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Fund’s average daily net assets, and (ii) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of average daily net assets of the Fund (effective July 1, 2011). These arrangements will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective July 1, 2011, the following replaces, with respect to the Goldman Sachs Municipal Income Fund, the information in the management fee table and footnote thereto in the “Service Providers—Management Fees” section of the Prospectus. All other references to the Municipal Income Fund in the table and footnote are hereby deleted:

Actual Rate
for the Fiscal
Year Ended
		Average Daily	March 31,
Fund	Contractual Rate	Net Assets	2010
Municipal Income	0.55%	First $1 Billion	0.50% **
	0.50%	Next $1 Billion
	0.48%	Next $3 Billion
	0.47%	Next $3 Billion
	0.46%	Over $8 Billion

**	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.40% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

Effective July 1, 2011, the following replaces the second paragraph in the “Service Providers—Distributor and Transfer Agent” section of the Prospectus:

For its transfer agency services, Goldman Sachs is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.04% of average daily net assets with respect to the Institutional and Service Shares and 0.13% of average daily net assets with respect to the Class A, Class B, Class C and Class IR Shares.

Effective July 1, 2011, Goldman Sachs has agreed to waive a portion of its transfer agency fee attributable to Class A, Class B, Class C, and Class IR Shares of the Goldman Sachs High Yield Municipal Fund such that the “other expenses” amounts for those share classes do not exceed 0.08%. This arrangement will remain in effect through at least July 29, 2012, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

This Supplement should be retained with the Prospectus for future reference.

TFFIFEESTK